Property and equipment (Schedule of Property and Equipment Net Book Value) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 2,883	$ 563	$ 316
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	4,032	1,473
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,149)	(910)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	96	66	43
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	275	205
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(179)	(139)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	163	27	17
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	194	85
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(31)	(58)
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	558	459	256
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,346	1,166
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(788)	(707)
Leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,323
Leased premises [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,417
Leased premises [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(94)
Leasehold improvements and leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	743	11
Leasehold improvements and leased premises [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	800	17
Leasehold improvements and leased premises [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ (57)	$ (6)